   As filed with the Securities and Exchange Commission on November 27, 2007

                                                  File Nos. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 25                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 225                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on December 10, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 10, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus 2008

Effective December 10, 2007, a new living benefit rider option, Lifetime Income Plus 2008, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option.

    1. Definitions

       The following definitions are added in the "Definitions" section of the prospectus:


          Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


          Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008, if elected at the time of application, for an additional charge.

       The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus 2008:

          Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

          Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.

    2. Fee Table

       The fee table on page 10 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

          The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

          The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                               $25.00/1/
---------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                    1.30%
---------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                        0.25%
---------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/2/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------
                                                                    Current Charge             Maximum Charge/3/
                                                              -------------------------------------------------------
Lifetime Income Plus
  Single Annuitant Contract                                              0.60%                       2.00%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.75%                       2.00%
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                                              0.75%                       2.00%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.85%                       2.00%
---------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                              0.50%                       0.50%
---------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                                              0.50%                       1.25%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.65%                       1.25%
---------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/2,4/
---------------------------------------------------------------------------------------------------------------------
                                                                    Current Charge             Maximum Charge/3/
                                                              -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
  Single Annuitant Contract                                      0.75% of benefit base       2.00% of benefit base
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                       0.85% of benefit base       2.00% of benefit base
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
  Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                              0.15% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                              0.15% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
  Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                              0.40% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                              0.40% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
---------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options/5/
 (as a percentage of your Contract Value at the time the charge is taken)/6/
----------------------------------------------------------------------------------------------
                                                            Current Charge   Maximum Charge/2/
                                                            ----------------------------------
Annual Step-Up Death Benefit Rider Option                       0.20%             0.20%
----------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                            0.30%             0.30%
----------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                   0.30%             0.30%
----------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                              0.70%             0.70%
----------------------------------------------------------------------------------------------

                                                               Current           Maximum
                                                            ----------------------------------
Maximum Total Separate Account Annual Expenses/7/               3.00%             4.25%
----------------------------------------------------------------------------------------------



         /1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

         /2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

         /3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

         /4/You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

            If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

            The charges for the rider will be deducted at the end of the calendar quarter.

         /5/The Annual Step-Up Death Benefit Rider may be elected with Lifetime
            Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008.


            You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.


         /6/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

         /7/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit as a Joint Annuitant contract with an Annuitant that is age 71 or older. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

    3. Example

       The "Example" section on page 12 of the prospectus is replaced in its entirety with the following disclosure:

          For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


          These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

          The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

             .  invested $10,000 in the contract for the time periods indicated;

             .  earned a 5% annual return on your investment;

             . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

             .  elected the Annual Step-Up Death Benefit Rider; and

             .  surrendered your contract at the end of the stated period.

          Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,454      $2,878      $4,279       $8,125


          The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $734       $2,248      $3,829       $8,125


          Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:


             . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

             . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

             . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principle Protection Death Benefit (deducted quarterly from Contract Value);


             . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

          If the optional riders are not elected, the expense figures shown above would be lower.

    4. Synopsis


       The disclosure in the "Living Benefit Rider Options" provision under the question, "What optional benefits are available under this contract?" on pages 15-16 of the "Synopsis" section of the prospectus is replaced in its entirety with the following disclosure:

          The "Living Benefit Rider Options." We currently offer five "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination.

          Three Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. These riders provide guaranteed withdrawals until the last death of an Annuitant, at least equal to premium payments, with upside potential, provided you meet certain conditions. Please see the "Surrenders and

          Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.


          We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.


          Finally, we offer Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please see the "Income
          Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.


          Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

    5. Asset Allocation Program

       The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:


          Contract owners that purchase Lifetime Income Plus 2008 may elect Asset Allocation Model A, B, C or D as the Investment Strategy required by the rider. Asset Allocation Model C currently is the only Asset Allocation Model available as an Investment Strategy for contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus.


          A contract owner who has purchased Lifetime Income Plus 2008 and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Unlike the other living benefit rider options, contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy (i.e., a contract owner may not violate the Investment Strategy and receive a reduced benefit).


    6. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

       The following paragraph is hereby added above the "Charge for Lifetime Income Plus" section of the prospectus on page 35:

          We charge you for expenses related to Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, you must do so at the time of application.

       In addition, the following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 35:

          Charge for Lifetime Income Plus 2008

          You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.


          If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death

          Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

          We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


          If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

          We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal  Single Annuitant Contract 0.75% of benefit base
 Protection Death Benefit                        -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 45-70                           0.15% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.15% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 71-85                           0.40% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.40% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------


          The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.


          On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

          Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.


    7. Guaranteed Minimum Withdrawal Benefit for Life Riders

       The first paragraph under the "Guaranteed Minimum Withdrawal Benefit for Life Riders" section of the prospectus on page 49 is replaced in its entirety with the following:

          We currently offer three Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. The Guaranteed Minimum Withdrawal Benefit for Life Riders provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the premium payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

    8. Lifetime Income Plus 2008


       The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit for Life Riders" section of the prospectus on page 49:


          Lifetime Income Plus 2008

          You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit.

          Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

          References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

          You may terminate this rider apart from the contract on any contract anniversary on or after the fifth contract anniversary.


          Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

          Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.


          Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

          The Investment Strategy includes Designated Subaccounts and four of the Asset Allocation Models (Asset Allocation Models A, B, C and D). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts. Contract owners may not allocate assets to one of the four available Asset Allocation Models and one or more Designated Subaccounts. For more information about the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

          On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. Your allocation instructions must always comply with the Investment Strategy.

          Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.). Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.


          The current Investment Strategy is as follows:

             (1) owners may allocate assets to the following Designated
                 Subaccounts:

                 AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

                 BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund --Class III Shares;

                 Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                 Franklin Templeton Variable Insurance Products
                 Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                 Franklin Templeton Variable Insurance Products
                 Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

                 GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

                 Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                 MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                 Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

                 The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

                 XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

                 OR

             (2) owners may allocate assets to Asset Allocation Model A, B, C or D.

          Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

          The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

          Withdrawal Base. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.


          Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

             (a) is the Roll-Up Value on the prior day;


             (b) is any premium payment(s) made on the prior Valuation Day; and


             (c) is the daily roll-up factor, as shown in your contract.

          On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.


          On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

          Premium Payments. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.

          Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. For example, since the Withdrawal Base would not be adjusted for such subsequent premium payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such premium payments. In addition, if you make premium payments that are not included in the calculation of your Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the premium payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus 2008, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.


          Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. The new charges, which may be higher than your previous charges, will never exceed 2.00% for Lifetime Income Plus 2008 issued without the Principal Protection Death Benefit or 2.50% (in the aggregate) for Lifetime Income Plus 2008 issued with the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.


          Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.


          Automatic resets will continue until and unless:

             (a) the owner (or owners) submits a written request to our Home
                 Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

             (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

             (c) income payments begin via annuitization; or

             (d) ownership of the contract changes.

          If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


          Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and
          (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.


          Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and

             (b) is the prior Withdrawal Base minus the Gross Withdrawal.

          The new Principal Protection Death Benefit (if applicable) equals the lesser of (a) and (b), where:

             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and

             (b) is the prior Principal Protection Death Benefit minus the
                 Gross Withdrawal.


          The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.


          If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

          The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

          You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

          Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

             . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

               (a) the Contract Value;

               (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

               (c) the Principal Protection Death Benefit (if applicable).

             . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit (if applicable) will be reduced by each payment. The Principal Protection Death Benefit (if applicable), if any, will be payable on the death of the last surviving Annuitant.

          Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008. This provision applies only if you have purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit.


          The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.


          Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:


             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and


             (b) is the prior Principal Protection Death Benefit minus the
                 Gross Withdrawal.

          Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
          (b) and (c), where:

             (a) is the death benefit as calculated under the base contract;

             (b) is the Principal Protection Death Benefit (if applicable); and

             (c) is any amount payable by any other optional death benefit rider (if applicable).

          The death benefit payable will be paid according to the distribution rules under the contract.

          If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.


          If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.


          If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

          Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


          Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of premium payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of premium payments.

          Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

          If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.


          We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint

          Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


          If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

          We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal  Single Annuitant Contract 0.75% of benefit base
 Protection Death Benefit                        -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 45-70                           0.15% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.15% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 71-85                           0.40% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.40% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------



          The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.


          On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

          When the Rider is Effective


          If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider apart from the contract on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

          At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.


          Change of Ownership

          We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

          General Provisions

          For purposes of this rider:

             . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

             . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

             .  A joint owner must be the owner's spouse.

             . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

          Examples


          The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.


          This example assumes:


             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;

             (2) the owner makes no additional premium payments;


             (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

             (4) the Roll-Up Value increases until age 65;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $102,105      $100,000    $106,000      $106,000     $102,105
    54           102,105             --         99,220       102,105     112,360       112,360      102,105
    55            99,220             --         96,343       102,105     119,102       119,102      102,105
    56            96,343             --         93,469       102,105     126,248       126,248      102,105
    57            93,469             --         90,596       102,105     133,823       133,823      102,105
    58            90,596             --         87,720       102,105     141,852       141,852      102,105
    59            87,720             --         84,838       102,105     150,363       150,363      102,105
    60            84,838             --         81,946       102,105     159,385       159,385      102,105
    61            81,946             --         79,040       102,105     168,948       168,948      102,105
    62            79,040             --         76,116       102,105     179,085       179,085      102,105
    63            76,116             --         73,170       102,105     189,830       189,830      102,105
    64            73,170             --         70,197       102,105     201,220       201,220      102,105
    65            70,197        $11,731         55,462       102,105     213,293       213,293       84,279
    66            55,462         11,731         41,022       102,105     213,293       213,293       65,537
    67            41,022         11,731         26,871       102,105     213,293       213,293       45,621
    68            26,871         11,731         13,003       102,105     213,293       213,293       23,983
    69            13,003         11,731             --       102,105     213,293       213,293           --
    70                --         11,731             --       102,105     213,293       213,293           --
    71                --         11,731             --       102,105     213,293       213,293           --
    72                --         11,731             --       102,105     213,293       213,293           --
    73                --         11,731             --       102,105     213,293       213,293           --
    74                --         11,731             --       102,105     213,293       213,293           --
    75                --         11,731             --       102,105     213,293       213,293           --
    76                --         11,731             --       102,105     213,293       213,293           --
    77                --         11,731             --       102,105     213,293       213,293           --
    78                --         11,731             --       102,105     213,293       213,293           --
    79                --         11,731             --       102,105     213,293       213,293           --
    80                --         11,731             --       102,105     213,293       213,293           --
    81                --         11,731             --       102,105     213,293       213,293           --
    82                --         11,731             --       102,105     213,293       213,293           --
    83                --         11,731             --       102,105     213,293       213,293           --
    84                --         11,731             --       102,105     213,293       213,293           --
    85                --         11,731             --       102,105     213,293       213,293           --
    86                --         11,731             --       102,105     213,293       213,293           --
    87                --         11,731             --       102,105     213,293       213,293           --
    88                --         11,731             --       102,105     213,293       213,293           --
    89                --         11,731             --       102,105     213,293       213,293           --
    90                --         11,731             --       102,105     213,293       213,293           --

          This example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;


             (2) the owner makes no additional premium payments;


             (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

             (4) the Roll-Up Value increases until age 65;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,955      $100,000    $106,000      $106,000     $101,955
    54           101,955             --         98,923       101,955     112,360       112,360      101,955
    55            98,923             --         95,901       101,955     119,102       119,102      101,955
    56            95,901             --         92,887       101,955     126,248       126,248      101,955
    57            92,887             --         89,875       101,955     133,823       133,823      101,955
    58            89,875             --         86,864       101,955     141,852       141,852      101,955
    59            86,864             --         83,849       101,955     150,363       150,363      101,955
    60            83,849             --         80,826       101,955     159,385       159,385      101,955
    61            80,826             --         77,793       101,955     168,948       168,948      101,955
    62            77,793             --         74,744       101,955     179,085       179,085      101,955
    63            74,744             --         71,675       101,955     189,830       189,830      101,955
    64            71,675             --         68,583       101,955     201,220       201,220      101,955
    65            68,583        $11,731         53,748       101,955     213,293       213,293       90,224
    66            53,748         11,731         39,227       101,955     213,293       213,293       78,493
    67            39,227         11,731         25,015       101,955     213,293       213,293       66,762
    68            25,015         11,731         11,104       101,955     213,293       213,293       55,031
    69            11,104         11,731             --       101,955     213,293       213,293       43,299
    70                --         11,731             --       101,955     213,293       213,293       31,568
    71                --         11,731             --       101,955     213,293       213,293       19,837
    72                --         11,731             --       101,955     213,293       213,293        8,106
    73                --         11,731             --       101,955     213,293       213,293           --
    74                --         11,731             --       101,955     213,293       213,293           --
    75                --         11,731             --       101,955     213,293       213,293           --
    76                --         11,731             --       101,955     213,293       213,293           --
    77                --         11,731             --       101,955     213,293       213,293           --
    78                --         11,731             --       101,955     213,293       213,293           --
    79                --         11,731             --       101,955     213,293       213,293           --
    80                --         11,731             --       101,955     213,293       213,293           --
    81                --         11,731             --       101,955     213,293       213,293           --
    82                --         11,731             --       101,955     213,293       213,293           --
    83                --         11,731             --       101,955     213,293       213,293           --
    84                --         11,731             --       101,955     213,293       213,293           --
    85                --         11,731             --       101,955     213,293       213,293           --
    86                --         11,731             --       101,955     213,293       213,293           --
    87                --         11,731             --       101,955     213,293       213,293           --
    88                --         11,731             --       101,955     213,293       213,293           --
    89                --         11,731             --       101,955     213,293       213,293           --
    90                --         11,731             --       101,955     213,293       213,293           --

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;


             (2) the owner makes no additional premium payments;


             (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

             (4) the Roll-Up Value increases for 10 years;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $102,105      $100,000    $106,000      $106,000     $102,105
    74           102,105             --         99,220       102,105     112,360       112,360      102,105
    75            99,220             --         96,343       102,105     119,102       119,102      102,105
    76            96,343             --         93,469       102,105     126,248       126,248      102,105
    77            93,469             --         90,596       102,105     133,823       133,823      102,105
    78            90,596             --         87,720       102,105     141,852       141,852      102,105
    79            87,720             --         84,838       102,105     150,363       150,363      102,105
    80            84,838             --         81,946       102,105     159,385       159,385      102,105
    81            81,946             --         79,040       102,105     168,948       168,948      102,105
    82            79,040        $12,536         63,580       102,105     179,085       179,085       85,289
    83            63,580         12,536         48,429       102,105     179,085       179,085       67,751
    84            48,429         12,536         33,582       102,105     179,085       179,085       49,335
    85            33,582         12,536         19,031       102,105     179,085       179,085       29,743
    86            19,031         12,536          4,746       102,105     179,085       179,085        8,168
    87             4,746         12,536             --       102,105     179,085       179,085           --
    88                --         12,536             --       102,105     179,085       179,085           --
    89                --         12,536             --       102,105     179,085       179,085           --
    90                --         12,536             --       102,105     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;


             (2) the owner makes no additional premium payments;


             (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

             (4) the Roll-Up Value increases for 10 years;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,705      $100,000    $106,000      $106,000     $101,705
    74           101,705             --         98,428       101,705     112,360       112,360      101,705
    75            98,428             --         95,166       101,705     119,102       119,102      101,705
    76            95,166             --         91,916       101,705     126,248       126,248      101,705
    77            91,916             --         88,674       101,705     133,823       133,823      101,705
    78            88,674             --         85,437       101,705     141,852       141,852      101,705
    79            85,437             --         82,200       101,705     150,363       150,363      101,705
    80            82,200             --         78,961       101,705     159,385       159,385      101,705
    81            78,961             --         75,715       101,705     168,948       168,948      101,705
    82            75,715        $12,536         59,971       101,705     179,085       179,085       89,169
    83            59,971         12,536         44,593       101,705     179,085       179,085       76,633
    84            44,593         12,536         29,573       101,705     179,085       179,085       64,097
    85            29,573         12,536         14,903       101,705     179,085       179,085       51,561
    86            14,903         12,536            551       101,705     179,085       179,085       39,025
    87               551         12,536             --       101,705     179,085       179,085       26,489
    88                --         12,536             --       101,705     179,085       179,085       13,953
    89                --         12,536             --       101,705     179,085       179,085        1,418
    90                --         12,536             --       101,705     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;


             (2) the owner makes no additional premium payments;


             (3) the owner is age 65 at issue and has a Withdrawal Factor of
                 5.5%;

             (4) the Roll-Up Value increases for 1 year;

             (5) the contract earns a net return of 8%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) the Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,775      $100,000    $106,000      $106,000     $106,775
    67           106,775         5,873         108,644       106,775     106,000       106,775      108,644
    68           108,644         5,975         110,545       108,644     106,000       108,644      110,545
    69           110,545         6,080         112,479       110,545     106,000       110,545      112,479
    70           112,479         6,186         114,448       112,479     106,000       112,479      114,448
    71           114,448         6,295         116,451       114,448     106,000       114,448      116,451
    72           116,451         6,405         118,488       116,451     106,000       116,451      118,488
    73           118,488         6,517         120,562       118,488     106,000       118,488      120,562
    74           120,562         6,631         122,672       120,562     106,000       120,562      122,672
    75           122,672         6,747         124,819       122,672     106,000       122,672      124,819
    76           124,819         6,865         127,003       124,819     106,000       124,819      127,003
    77           127,003         6,985         129,225       127,003     106,000       127,003      129,225
    78           129,225         7,107         131,487       129,225     106,000       129,225      131,487
    79           131,487         7,232         133,788       131,487     106,000       131,487      133,788
    80           133,788         7,358         136,129       133,788     106,000       133,788      136,129
    81           136,129         7,487         138,512       136,129     106,000       136,129      138,512
    82           138,512         7,618         140,935       138,512     106,000       138,512      140,935
    83           140,935         7,751         143,402       140,935     106,000       140,935      143,402
    84           143,402         7,887         145,911       143,402     106,000       143,402      145,911
    85           145,911         8,025         148,465       145,911     106,000       145,911      148,465
    86           148,465         8,166         151,063       148,465     106,000       148,465      151,063
    87           151,063         8,308         153,707       151,063     106,000       151,063      153,707
    88           153,707         8,454         156,396       153,707     106,000       153,707      156,396
    89           156,396         8,602         159,133       156,396     106,000       156,396      159,133
    90           159,133         8,752         161,918       159,133     106,000       159,133      161,918
-------------------------------------------------------------------------------------------------------------

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;


             (2) the owner makes no additional premium payments;


             (3) the owner is age 65 at issue and has a Withdrawal Factor of
                 5.5%;

             (4) the Roll-Up Value increases for 1 year;

             (5) the contract earns a net return of 8%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) the Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,623      $100,000    $106,000      $106,000     $106,623
    67           106,623         5,864         108,335       106,623     106,000       106,623      108,335
    68           108,335         5,958         110,074       108,335     106,000       108,335      110,074
    69           110,074         6,054         111,841       110,074     106,000       110,074      111,841
    70           111,841         6,151         113,636       111,841     106,000       111,841      113,636
    71           113,636         6,250         115,460       113,636     106,000       113,636      115,460
    72           115,460         6,350         117,312       115,460     106,000       115,460      117,312
    73           117,312         6,452         119,195       117,312     106,000       117,312      119,195
    74           119,195         6,556         121,107       119,195     106,000       119,195      121,107
    75           121,107         6,661         123,049       121,107     106,000       121,107      123,049
    76           123,049         6,768         125,023       123,049     106,000       123,049      125,023
    77           125,023         6,876         127,028       125,023     106,000       125,023      127,028
    78           127,028         6,987         129,064       127,028     106,000       127,028      129,064
    79           129,064         7,099         131,134       129,064     106,000       129,064      131,134
    80           131,134         7,212         133,236       131,134     106,000       131,134      133,236
    81           133,236         7,328         135,371       133,236     106,000       133,236      135,371
    82           135,371         7,445         137,541       135,371     106,000       135,371      137,541
    83           137,541         7,565         139,744       137,541     106,000       137,541      139,744
    84           139,744         7,686         141,983       139,744     106,000       139,744      141,983
    85           141,983         7,809         144,258       141,983     106,000       141,983      144,258
    86           144,258         7,934         146,568       144,258     106,000       144,258      146,568
    87           146,568         8,061         148,916       146,568     106,000       146,568      148,916
    88           148,916         8,190         151,300       148,916     106,000       148,916      151,300
    89           151,300         8,322         153,722       151,300     106,000       151,300      153,722
    90           153,722         8,455         156,183       153,722     106,000       153,722      156,183
-------------------------------------------------------------------------------------------------------------

    9. Bonus Credits

       Please note that any applicable Bonus Credits will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable, if you elected Lifetime Income Plus 2008. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

   10. The Death Benefit

       The disclosure in the "Death of Owner and/or Annuitant" sections of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, or Lifetime Income Plus 2008 at the time of application.

   11. Income Payments

       The disclosure in the "Income Payments" section of the prospectus is revised to reflect that, if income payments have not commenced upon reaching the latest permitted Maturity Date, and Lifetime Income Plus 2008 applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 76 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

          Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


B. Purchase of the Contract: Annuitants


For contracts issued on or after December 10, 2007, for natural owners, an Annuitant must be related to the owner by blood, marriage or law. If more than one Annuitant is named on a contract, the Annuitants must be related to each other by blood, marriage or law. "The Contract" section of the prospectus is revised accordingly.


C. The Death Benefit: Distribution Rules

The disclosure in your prospectus relating to the distribution of death proceeds is revised and updated as described below:

    1. New Payment Choices

       a. The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

          A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

          The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

          Special rules for this payment choice only:

             . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

             . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

             . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

             . Optional living benefit and death benefit riders are not available with this payment choice.


             . Additional premium payments may not be added with this payment choice.


          Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

       b. The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

          An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

          Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

          The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

          Special rules for this payment choice only:

             . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

             . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or
                (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

             . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

             . Optional living benefit and death benefit riders are not available with this payment choice.


             . Additional premium payments may not be added with this payment choice


          Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


The prospectus and, in particular, the payment choices described in the "Death of Owner and/or Annuitant" sections of the prospectus are revised accordingly.


    2. Spendthrift Provision

       An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

       The prospectus is revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 23 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 23, 2007, are incorporated by reference into this Post-Effective Amendment No. 25 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 30, 2002 with Post-Effective Amendment
              No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)       Form of contract.

 (4)(a)(i)    Contract Form P1152. Previously filed on December 18, 1998 with
              Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-62695.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Filed Herewith.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Filed Herewith.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.

 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-62695.

 (4)(b)(xx)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

 (5)         Form of Application. Previously filed on April 7, 2006 with
             Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-62695.

 (7)         Reinsurance Agreement. Previously filed on April 30, 2004 with Post
             Effective Amendment No.13 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-62695.

 (8)(a)      Participation Agreement among Variable Insurance Products Fund,
             Fidelity Distributors Corporation, and The Life Insurance Company of
             Virginia. Previously filed on May 1, 1998 with Post-Effective
             Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

 (8)(a)(i)   Amendment to Participation Agreement Referencing Policy Form Numbers.
             Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 033-76334.

 (8)(a)(ii)  Amendment to Participation Agreement among Variable Insurance
             Products Fund II, Fidelity Distributors Corporation, and The Life
             Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334.

 (8)(a)(iii) Amendment to Participation Agreement among Variable Insurance
             Products Fund, Fidelity Distributors Corporation, and The Life
             Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334.

 (8)(a)(iv)  Participation Agreement among Variable Insurance Products Fund II,
             Fidelity Distributors Corporation and The Life Insurance Company of
             Virginia. Previously filed on May 1, 1998 with Post-Effective
             Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

 (8)(a)(v) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
             September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(a)(vi)  Amendment to Variable Insurance Products Fund III, Fidelity
             Distributors Corporation and GE Life and Annuity Assurance Company.
             Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-31172.

 (8)(b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation, and The Life Insurance Company of Virginia.
             Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and The Life Insurance Company of
           Virginia. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.

 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and XTF Advisors Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

(10)       Consent of KPMG LLP. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Previously filed on August 15, 2007 with
           Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

Paul A. Haley            Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Christopher J. Grady     Senior Vice President

James H. Reinhart        Senior Vice President

James D. Atkins          Senior Vice President

Patrick B. Kelleher      Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

Jac J. Amerell           Vice President and Controller

Gary T. Prizzia(1)       Treasurer

Matthew P. Sharpe        Vice President

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

   (4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contract Owners


   There were 12,771 owners of Qualified Contracts and 15,993 owners of Non-Qualified Contracts as of November 19, 2007.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life and Annuity Insurance Company.


   (b)

         Name                Address       Positions and Offices with Underwriter
         ----                -------       --------------------------------------
James J. Buddle........ 6620 W. Broad St.  Director
                        Richmond, VA 23230
Christopher J. Grady... 6610 W. Broad St.  Director, President and Chief Executive
                        Richmond, VA 23230 Officer

         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.        Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Ward E. Bobitz......... 6620 W. Broad Street     Vice President and Assistant Secretary
                        Richmond, VA 23230
Brenda A. Daglish...... 6604 West Broad St.      Vice President and Assistant Treasurer
                        Richmond, VA 23230
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Michelle L. Trampe..... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230
David A. Schenck....... 6610 W. Broad St.        Vice President and Assistant Treasurer
                        Richmond, VA 23230
John E. Karaffa........ 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Scott R. Lindquist..... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street     Treasurer
                        Richmond, VA 23230
Russell L. Rubino...... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.        Financial & Operations Principal
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.        Secretary
                        Richmond, VA 23230


                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter       Commissions    on Redemption  Commissions  Compensation
    ---------------------     ---------------- -------------  -----------  ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     10%     $110.5 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27/th/ day of November, 2007.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                    (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                         Title                    Date
             ----                         -----                    ----

    /s/  PAMELA S. SCHUTZ*    Chairperson of the Board,      November 27, 2007
  ---------------------------   President and Chief
       Pamela S. Schutz         Executive Officer

  /s/  WILLIAM C. GOINGS, II* Director and Senior Vice       November 27, 2007
  ---------------------------   President
     William C. Goings, II

      /s/  PAUL A. HALEY*     Director, Senior Vice          November 27, 2007
  ---------------------------   President and Chief Actuary
         Paul A. Haley

   /S/  SCOTT R. LINDQUIST*   Director and Vice President    November 27, 2007
  ---------------------------
      Scott R. Lindquist

     /S/  VICTOR C. MOSES*    Director and Vice President    November 27, 2007
  ---------------------------
        Victor C. Moses

      /S/  LEON E. RODAY*     Director and Senior Vice       November 27, 2007
  ---------------------------   President
         Leon E. Roday

    /S/  GEOFFREY S. STIFF*   Director and Senior Vice       November 27, 2007
  ---------------------------   President
       Geoffrey S. Stiff

             Name                       Title                    Date
             ----                       -----                    ----
    /S/  DENNIS R. VIGNEAU* Senior Vice President and      November 27, 2007
    -----------------------   Chief Financial Officer
       Dennis R. Vigneau

     /S/  JAC J. AMERELL*   Vice President and Controller  November 27, 2007
    -----------------------
        Jac J. Amerell



*By:   /S/  MATTHEW P.    , pursuant to Power of Attorney November 27, 2007
           SHARPE           executed on July 18, 2007.
     -------------------
      Matthew P. Sharpe